Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2021
Certain risks and concentration
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries

The following financial information of the consolidated VIE (including VIE and VIE’s subsidiaries) was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2020	2021
Current assets:
Cash and cash equivalents	14,284	16,645
Short-term investments	—	6,373
Accounts receivable, net	22,983	26,003
Amount due from group companies	15,168	3,102
Due from related parties	10,955	15,387
Inventories	1,726	1,363
Prepayments and other current assets	10,046	7,142
Total current assets	75,162	76,015
Non-current assets:
Long-term investments	5,706	6,467
Property and equipment, net	50,532	57,417
Intangible assets, net	8,857	8,299
Goodwill	22,607	23,136
Long-term prepayments and other assets	905	2,684
Right-of-use assets	1,915	27
Restricted cash	1,541	4,078
Total assets	167,225	178,123
Current liabilities:
Accounts payable	20,588	23,789
Amount due to group companies	106,240	146,732
Due to related parties	55	91
Bank borrowings	—	2,876
Contract liabilities and deferred income	34,040	36,740
Income tax payable	2,500	2,451
Accrued liabilities and other payables	33,361	42,449
Lease liabilities, current portion	1,912	18
Total current liabilities	198,696	255,146
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	920	845
Deferred tax liabilities	1,085	930
Amount due to group companies, non-current portion	76,810	31,369
Bank borrowings, non-current portion	19,924	17,291
Lease liabilities, non-current portion	27	7
Total liabilities	297,462	305,588

	Years ended December 31,
(In thousands)	2019	2020	2021
Third-party revenues	178,070	186,679	228,736
Third-party costs of revenues	(99,781)	(92,388)	(109,722)
Inter-company operating expenses	(7,302)	(7,177)	(8,032)
Third-party operating expenses	(117,714)	(101,421)	(110,367)
Net (loss)/income attributable to Xunlei Limited	(56,328)	(10,673)	2,913

	Years ended December 31,
(In thousands)	2019	2020	2021
Purchases of goods and services from group companies	(11,941)	—	—
Other operating activities with external parties	(21,720)	(13,423)	24,945
Net cash (used in)/generated from operating activities	(33,661)	(13,423)	24,945
Loans to group companies	(3,369)	(6,329)	—
Repayment of loans from group companies	485	502	—
Other investing activities with external parties	(5,001)	(9,160)	(19,417)
Net cash used in investing activities	(7,885)	(14,987)	(19,417)
Loans from group companies	31,467	2,542	23,527
Repayment of loans to group companies	(10,969)	(4,300)	(24,425)
Other financing activities with external parties	11,707	7,154	(223)
Net cash generated from/(used in) financing activities	32,205	5,396	(1,121)
	(9,341)	(23,014)	4,407